ACQUISITIONS AND DIVESTITURES - Schedule of Statement of Cash Flows Related to Discontinued Operations (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net cash (used in) provided by operating activities - discontinued operations	$ (22,054)	$ 5,753
Net cash used in investing activities - discontinued operations	$ (1,737)	$ (382)